Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (242,647)	$ (55,373)
Change in net unrealized (losses) gains on available for sale investments, net of tax	0	(397)
Foreign currency translations adjustment, net of tax	231	42
Total comprehensive loss	$ (242,416)	$ (55,728)